Provisions - Additional Information (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£) property	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£) property
Disclosure of other provisions [line items]
Provisions	£ 1,243	£ 537	£ 535
Number of leasehold properties subject to restore alterations | property	2		1
Provisions made during the year	£ 700	£ 0
Leasehold property
Disclosure of other provisions [line items]
Provisions made during the year	200
Leasehold property
Disclosure of other provisions [line items]
Provisions made during the year	£ 500